Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statement of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 17,577,738	$ 17,620,812	$ 30,380,361
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(18,120,217)	(16,079,196)	(33,449,939)
Shares-based compensation	31,808	310,630	570,000
Due from intercompany and others		(4,000,000)	(364)
Net cash (used in) operating activities	(510,671)	(2,147,754)	(2,499,942)
Cash flows from investing activities:
Payments made for investment in subsidiaries	(6,969,429)	(40,202,189)
Net cash (used in) investing activities	(6,969,429)	(40,202,189)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants			70,794,465
Repayment of related party loans	(8,028,965)	(2,500,000)
Purchase of treasury shares	94,252	(355,844)
Net cash (used in) provided by financing activities	(7,934,713)	(2,855,844)	70,794,465
Net (decrease) increase in cash and cash equivalents	(15,414,813)	(45,205,787)	68,294,523
Cash and cash equivalents at beginning of the year	23,091,162	68,296,949	2,426
Cash and cash equivalents at end of the year	$ 7,676,349	$ 23,091,162	$ 68,296,949